INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 27,710	$ 18,762	$ 14,242
Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	14,388	11,641
Intangible assets with indefinite useful life	667	653
Service concession arrangements [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,800	1,800
Service concession arrangements [member] | Brazilian regulated gas transmission business [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,900	4,200
Service concession arrangements [member] | Indian Toll Road [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,700	2,900
Access agreements [Member] | Australian regulated terminal [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,800	1,800
Useful lives or amortisation rates, intangible assets other than goodwill	P49Y
Customer-related intangible assets [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 5,300	1,000
Useful lives or amortisation rates, intangible assets other than goodwill	30
Customer-related intangible assets [member] | North American Rail Operations [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,000
Customer-related intangible assets [member] | Residential infrastructure operation [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,400	1,400
Customer-related intangible assets [member] | Bottom of range | North American Rail Operations [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	P10Y
Customer-related intangible assets [member] | Bottom of range | Residential infrastructure operation [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	P10Y
Customer-related intangible assets [member] | Top of range | North American Rail Operations [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	P20Y
Customer-related intangible assets [member] | Top of range | Residential infrastructure operation [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	P20Y
Copyrights, patents and other industrial property rights, service and operating rights [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 3,200	$ 2,100
Useful lives or amortisation rates, intangible assets other than goodwill	40
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	20 years